Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash, cash equivalents	$ 1,918,454	$ 2,751,386
Restricted cash	4,311,002
Advance receivables (net of provision for credit losses of $19,867,174 and $19,034,976 as of September 30, 2025 and December 31, 2024, respectively)	11,011,351	14,542,518	$ 15,281,941
Prepaid expense	512,807
Other current assets	620,013	109,753	126,599
Due from related parties	45,263	41,307	759
Total current assets	18,418,890	17,444,964	16,556,594
Fixed assets, net	177,852,867	143,806	120,683
Intangible assets, net	3,919,717	705,000
Goodwill	1,219,134	1,219,134
Operating lease right-of-use asset	250,320	352,262	314,970
Other assets	66,845	371	2,288
TOTAL ASSETS	201,727,773	19,865,537	16,994,535
CURRENT LIABILITIES
Accounts payable and accrued liabilities	6,314,747	1,528,228	652,462
Syndicate payable	4,959,921	5,284,505	5,072,691
Due to related parties - current	1,600,000	1,600,000	122,437
Deferred consideration - current	213,827	207,721
Other current liabilities	281,567
Operating lease liabilities - current	148,839	146,280	88,009
Total current liabilities	13,518,901	8,766,734	7,435,599
Operating lease liabilities	105,919	203,369	229,848
Due to related parties		1,600,000	4,700,000
Other non-current liabilities	338,586		45,400
Deferred consideration	227,215	351,172
Long-term debt	73,625,000
Notes payable, net	36,400,527	32,229,267	25,163,642
TOTAL LIABILITIES	124,216,148	43,150,542	37,574,489
Redeemable noncontrolling interest	14,435,532
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 190,104,140 and 97,479,734 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	19,011	9,748	8,755
Paid-in capital	75,958,090	14,315,979	9,154,182
Stock subscription receivable	(833,324)	(1,770,827)	(3,020,831)
Accumulated deficit	(51,228,402)	(35,848,153)	(26,726,777)
Accumulated other comprehensive income	5,151	2,671
Non controlling interest	39,148,145
Total stockholders' deficit	63,076,093	(23,285,005)	(20,579,954)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	201,727,773	19,865,537	16,994,535
Preferred Class A [Member]
CURRENT LIABILITIES
Preferred Stock, Value, Issued	6,422	3,702	2,842
Preferred Class B [Member]
CURRENT LIABILITIES
Preferred Stock, Value, Issued	1,000
Preferred Class C [Member]
CURRENT LIABILITIES
Preferred Stock, Value, Issued		$ 1,875	$ 1,875